Segmental analysis - Constant currency profit before tax and balance sheet data (Details)		9 Months Ended	12 Months Ended
		Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) global_function	Dec. 31, 2022 USD ($)		Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)
Report Of The Directors Strategic Report [Abstract]
Number of global businesses | global_function			3
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge	[1],[2]		$ 66,058,000,000	$ 50,620,000,000			$ 49,552,000,000
– of which: net interest income/(expense)	[1]		35,796,000,000	30,377,000,000			26,489,000,000
Change in expected credit losses and other credit impairment charges	[1]		(3,447,000,000)	(3,584,000,000)			928,000,000
Net operating income	[1]		62,611,000,000	47,036,000,000			50,480,000,000
Total operating expenses	[1]		(32,070,000,000)	(32,701,000,000)			(34,620,000,000)
Operating profit	[1]		30,541,000,000	14,335,000,000			15,860,000,000
Share of profit/(loss) in associates and joint ventures less impairment			(193,000,000)	2,723,000,000
Profit before tax	[1]		30,348,000,000	17,058,000,000	[3]		18,906,000,000
Loans and advances to customers (net)	[4]		938,535,000,000	923,561,000,000			1,044,534,000,000
Interests in associates and joint ventures	[4]		27,344,000,000	29,254,000,000			29,609,000,000
Total external assets	[4]		3,038,677,000,000	2,949,286,000,000			2,953,792,000,000
Customer accounts	[4]		1,611,647,000,000	1,570,303,000,000			1,710,574,000,000
Insurance finance expense	[1]		(7,809,000,000)	13,799,000,000			0
Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge				51,727,000,000			49,552,000,000
– of which: net interest income/(expense)				32,610,000,000
Change in expected credit losses and other credit impairment charges				(3,592,000,000)			928,000,000
Net operating income				48,135,000,000
Total operating expenses				(33,330,000,000)			(34,620,000,000)
Operating profit				14,805,000,000
Share of profit/(loss) in associates and joint ventures less impairment							3,046,000,000
Profit before tax				17,528,000,000			18,906,000,000
Loans and advances to customers (net)				924,854,000,000			1,045,814,000,000
Interests in associates and joint ventures				29,254,000,000			29,609,000,000
Total external assets				2,966,530,000,000			2,957,939,000,000
Customer accounts				1,570,303,000,000			1,710,574,000,000
Insurance finance expense				0
Bank of Communications Co., Limited
Disclosure of operating segments [line items]
– of which: net interest income/(expense)						$ 17,519,000,000		$ 19,004,000,000
Change in expected credit losses and other credit impairment charges						$ (6,836,000,000)		$ (7,641,000,000)
Loans and advances to customers (net)			1,087,613,000,000	1,035,151,000,000
Total external assets			1,948,041,000,000	1,884,947,000,000
Customer accounts			1,216,611,000,000	1,153,184,000,000
Impairment loss recognised in profit or loss		$ 3,000,000,000	3,000,000,000	0
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge			66,058,000,000	49,871,000,000
– of which: net interest income/(expense)			35,796,000,000	29,762,000,000
Operating segments excluding intersegment elimination | Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge							46,079,000,000
– of which: net interest income/(expense)							24,617,000,000
Operating segments excluding intersegment elimination | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge			19,107,000,000	18,299,000,000
– of which: net interest income/(expense)			20,492,000,000	15,971,000,000
Operating segments excluding intersegment elimination | Wealth and Personal Banking | Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge							20,787,000,000
– of which: net interest income/(expense)							13,445,000,000
Operating segments excluding intersegment elimination | Commercial Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge			24,209,000,000	16,973,000,000
– of which: net interest income/(expense)			17,147,000,000	11,763,000,000
Operating segments excluding intersegment elimination | Commercial Banking | Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge							12,685,000,000
– of which: net interest income/(expense)							8,467,000,000
Operating segments excluding intersegment elimination | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge			28,021,000,000	18,744,000,000
– of which: net interest income/(expense)			7,141,000,000	4,696,000,000
Operating segments excluding intersegment elimination | Global Banking and Markets | Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge							14,533,000,000
– of which: net interest income/(expense)							3,419,000,000
Operating segments excluding intersegment elimination | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge			(5,279,000,000)	(4,145,000,000)
– of which: net interest income/(expense)			(8,984,000,000)	(2,668,000,000)
Insurance finance expense			8,700,000,000	2,500,000,000
Operating segments excluding intersegment elimination | Corporate Centre | Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge							(1,926,000,000)
– of which: net interest income/(expense)							(714,000,000)
Inter-segment
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge			0	0
Inter-segment | Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge							0
Inter-segment | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge			8,168,000,000	2,585,000,000
Inter-segment | Wealth and Personal Banking | Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge							185,000,000
Inter-segment | Commercial Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge			(1,342,000,000)	(690,000,000)
Inter-segment | Commercial Banking | Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge							14,000,000
Inter-segment | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge			(11,906,000,000)	(4,142,000,000)
Inter-segment | Global Banking and Markets | Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge							(1,447,000,000)
Inter-segment | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge			5,080,000,000	2,247,000,000
Inter-segment | Corporate Centre | Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge							1,248,000,000
Constant currency
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge			66,058,000,000	49,871,000,000
Change in expected credit losses and other credit impairment charges			(3,447,000,000)	(3,630,000,000)
Net operating income			62,611,000,000	46,241,000,000
Total operating expenses			(32,070,000,000)	(32,302,000,000)
Operating profit			30,541,000,000	13,939,000,000
Share of profit/(loss) in associates and joint ventures less impairment			(193,000,000)	2,602,000,000
Profit before tax			$ 30,348,000,000	$ 16,541,000,000
Share of HSBC’s constant currency profit before tax			100.00%	100.00%
Constant currency cost efficiency ratio			0.485	0.648
Loans and advances to customers (net)			$ 938,535,000,000	$ 941,548,000,000
Interests in associates and joint ventures			27,344,000,000	28,783,000,000
Total external assets			3,038,677,000,000	3,007,684,000,000
Customer accounts			1,611,647,000,000	1,598,495,000,000
Constant currency | Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge							46,079,000,000
Change in expected credit losses and other credit impairment charges							758,000,000
Net operating income							46,837,000,000
Total operating expenses							(32,244,000,000)
Operating profit							14,593,000,000
Share of profit/(loss) in associates and joint ventures less impairment							2,807,000,000
Profit before tax							$ 17,400,000,000
Share of HSBC’s constant currency profit before tax							100.00%
Constant currency cost efficiency ratio							0.700
Loans and advances to customers (net)							$ 1,010,812,000,000
Interests in associates and joint ventures							27,661,000,000
Total external assets							2,860,703,000,000
Customer accounts							1,653,187,000,000
Constant currency | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge			27,275,000,000	20,884,000,000
Change in expected credit losses and other credit impairment charges			(1,058,000,000)	(1,186,000,000)
Net operating income			26,217,000,000	19,698,000,000
Total operating expenses			(14,738,000,000)	(14,248,000,000)
Operating profit			11,479,000,000	5,450,000,000
Share of profit/(loss) in associates and joint ventures less impairment			65,000,000	30,000,000
Profit before tax			$ 11,544,000,000	$ 5,480,000,000
Share of HSBC’s constant currency profit before tax			38.00%	33.10%
Constant currency cost efficiency ratio			0.540	0.682
Loans and advances to customers (net)			$ 454,878,000,000	$ 434,122,000,000
Interests in associates and joint ventures			551,000,000	514,000,000
Total external assets			937,079,000,000	893,867,000,000
Customer accounts			804,863,000,000	793,310,000,000
Constant currency | Wealth and Personal Banking | Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge							20,972,000,000
Change in expected credit losses and other credit impairment charges							195,000,000
Net operating income							21,167,000,000
Total operating expenses							(15,338,000,000)
Operating profit							5,829,000,000
Share of profit/(loss) in associates and joint ventures less impairment							36,000,000
Profit before tax							$ 5,865,000,000
Share of HSBC’s constant currency profit before tax							33.70%
Constant currency cost efficiency ratio							0.731
Loans and advances to customers (net)							$ 473,304,000,000
Interests in associates and joint ventures							493,000,000
Total external assets							905,024,000,000
Customer accounts							834,767,000,000
Constant currency | Commercial Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge			22,867,000,000	16,283,000,000
Change in expected credit losses and other credit impairment charges			(2,062,000,000)	(1,862,000,000)
Net operating income			20,805,000,000	14,421,000,000
Total operating expenses			(7,524,000,000)	(6,894,000,000)
Operating profit			13,281,000,000	7,527,000,000
Share of profit/(loss) in associates and joint ventures less impairment			(1,000,000)	0
Profit before tax			$ 13,280,000,000	$ 7,527,000,000
Share of HSBC’s constant currency profit before tax			43.80%	45.60%
Constant currency cost efficiency ratio			0.329	0.423
Loans and advances to customers (net)			$ 309,422,000,000	$ 316,863,000,000
Interests in associates and joint ventures			28,000,000	33,000,000
Total external assets			632,406,000,000	620,193,000,000
Customer accounts			475,666,000,000	472,424,000,000
Constant currency | Commercial Banking | Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge							12,699,000,000
Change in expected credit losses and other credit impairment charges							339,000,000
Net operating income							13,038,000,000
Total operating expenses							(6,691,000,000)
Operating profit							6,347,000,000
Share of profit/(loss) in associates and joint ventures less impairment							1,000,000
Profit before tax							$ 6,348,000,000
Share of HSBC’s constant currency profit before tax							36.50%
Constant currency cost efficiency ratio							0.527
Loans and advances to customers (net)							$ 340,603,000,000
Interests in associates and joint ventures							31,000,000
Total external assets							605,696,000,000
Customer accounts							495,492,000,000
Constant currency | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge			16,115,000,000	14,602,000,000
Change in expected credit losses and other credit impairment charges			(326,000,000)	(573,000,000)
Net operating income			15,789,000,000	14,029,000,000
Total operating expenses			(9,865,000,000)	(9,338,000,000)
Operating profit			5,924,000,000	4,691,000,000
Share of profit/(loss) in associates and joint ventures less impairment			0	(2,000,000)
Profit before tax			$ 5,924,000,000	$ 4,689,000,000
Share of HSBC’s constant currency profit before tax			19.50%	28.30%
Constant currency cost efficiency ratio			0.612	0.640
Loans and advances to customers (net)			$ 173,966,000,000	$ 190,202,000,000
Interests in associates and joint ventures			111,000,000	93,000,000
Total external assets			1,331,395,000,000	1,341,575,000,000
Customer accounts			330,522,000,000	332,303,000,000
Constant currency | Global Banking and Markets | Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge							13,086,000,000
Change in expected credit losses and other credit impairment charges							221,000,000
Net operating income							13,307,000,000
Total operating expenses							(9,255,000,000)
Operating profit							4,052,000,000
Share of profit/(loss) in associates and joint ventures less impairment							0
Profit before tax							$ 4,052,000,000
Share of HSBC’s constant currency profit before tax							23.30%
Constant currency cost efficiency ratio							0.707
Loans and advances to customers (net)							$ 196,193,000,000
Interests in associates and joint ventures							101,000,000
Total external assets							1,171,909,000,000
Customer accounts							322,306,000,000
Constant currency | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge			(199,000,000)	(1,898,000,000)
Change in expected credit losses and other credit impairment charges			(1,000,000)	(9,000,000)
Net operating income			(200,000,000)	(1,907,000,000)
Total operating expenses			57,000,000	(1,822,000,000)
Operating profit			(143,000,000)	(3,729,000,000)
Share of profit/(loss) in associates and joint ventures less impairment			(257,000,000)	2,574,000,000
Profit before tax			$ (400,000,000)	$ (1,155,000,000)
Share of HSBC’s constant currency profit before tax			(1.30%)	(7.00%)
Constant currency cost efficiency ratio			0.286	(0.960)
Loans and advances to customers (net)			$ 269,000,000	$ 361,000,000
Interests in associates and joint ventures			26,654,000,000	28,143,000,000
Total external assets			137,797,000,000	152,049,000,000
Customer accounts			$ 596,000,000	$ 458,000,000
Constant currency | Corporate Centre | Previously stated
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charge							(678,000,000)
Change in expected credit losses and other credit impairment charges							3,000,000
Net operating income							(675,000,000)
Total operating expenses							(960,000,000)
Operating profit							(1,635,000,000)
Share of profit/(loss) in associates and joint ventures less impairment							2,770,000,000
Profit before tax							$ 1,135,000,000
Share of HSBC’s constant currency profit before tax							6.50%
Constant currency cost efficiency ratio							(1.416)
Loans and advances to customers (net)							$ 712,000,000
Interests in associates and joint ventures							27,036,000,000
Total external assets							178,074,000,000
Customer accounts							$ 622,000,000

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[2]	Net operating income before change in expected credit losses and other credit impairment charges also referred to as revenue.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[4]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.